Geographic Revenue Information	12 Months Ended
Dec. 31, 2016
Segment Reporting Information, Profit (Loss) [Abstract]
Segment Reporting Disclosure [Text Block]
(27)	Geographic Revenue Information

The following summarizes the Company’s revenue from the following geographic areas (based on the location of the customer):

	Year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB	US$
Europe:
- Germany	671,534	170,518	3,089	445
- Spain	186,341	136,964	15,575	2,243
- France	191,071	363,635	1,477	213
- Italy	32,607	21,680	229	33
- Belgium	5,247	11	—	—
- Holland	116,725	39,715	39,209	5,647
- Czech	—	126	—	—
- Greece	2,225	239	—	—
- England	998,203	80,255	88,129	12,693
- Turkey	118,305	550,799	69,956	10,076
- Others	133,698	74,004	4,112	592
Subtotal- Europe	2,455,956	1,437,946	221,776	31,942
PRC (excluding HK SAR, Macau and Taiwan)	4,550,915	4,078,476	4,932,284	710,397
HK SAR	39,582	4,125	7,085	1,020
United States of America	2,301,496	1,248,536	513,690	73,987
Japan	2,487,949	2,723,800	2,363,239	340,377
South Korea	2,201	2,440	2,074	299
Other countries	1,089,278	470,463	335,951	48,387
Total net revenues	12,927,377	9,965,786	8,376,099	1,206,409